Employee benefits - Defined benefit plan expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of defined benefit plans [line items]
Current service cost	$ 13,053	$ 15,878
Past service cost	0	346
Net interest on net defined benefit obligations or assets	51	1,005
Administration expenses	1,575	1,408
Defined benefit plan expenses	14,679	18,637
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	13,053	16,224
Net finance costs
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 1,626	$ 2,413